Annual Fund Operating Expenses - Canterbury Portfolio Thermostat Fund	Aug. 27, 2025
Canterbury Portfolio Thermostat Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	3.24%
Acquired Fund Fees and Expenses	0.23%	[1]
Expenses (as a percentage of Assets)	4.37%
Canterbury Portfolio Thermostat Fund Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[2]
Distribution and Service (12b-1) Fees	0.25%	[2]
Other Expenses (as a percentage of Assets):	3.24%	[2]
Acquired Fund Fees and Expenses	0.23%	[1],[2]
Expenses (as a percentage of Assets)	4.62%	[2]

[1]	The term “Acquired Fund Fees and Expenses” refers to other investment companies in which the Fund invests and represents the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including exchange-traded funds (“ETFs”), closed-end funds and money market funds that have their own operating expenses. The Total Annual Fund Operating Expenses will not correlate to the ratio of net expenses to average net assets in the Fund’s financial highlights table.
[2]	The Fund’s Investor Shares have been approved by the Trust’s Board of Trustees but are not yet available for purchase and are not being offered at this time. The Fund’s Investor Shares will be registered and offered for sale at a later date.